Investment Strategy	Aug. 31, 2024
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund may invest up to 30% of its net assets in foreign securities. The fund's sub-adviser identifies potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: value, sound business fundamentals and positive business momentum.

The fund typically sells a stock when the fund's sub-adviser believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. In addition, at times, the fund may engage in active and frequent trading, which will increase portfolio turnover.

BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies. The fund currently considers mid-cap companies to be those companies with market capitalizations, at the time of purchase, within the market capitalization range of companies comprising the Russell Midcap® Value Index, the fund's benchmark index. As of November 30, 2024, the market capitalizations of the smallest and largest companies included in the index were approximately $426 million and $81.3 billion, respectively, and the weighted average and median market capitalizations of the index were approximately $27.6 billion and $11.9 billion, respectively. The fund's sub-adviser identifies potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: relative value, business health, and business momentum.

In constructing the fund's portfolio, the fund's sub-adviser uses an opportunistic value approach to identify stocks whose current market prices trade at a large discount to their intrinsic worth or the expected value, determined by the sub-adviser's assessment of fundamentals, valuation and catalyst(s). The opportunistic value style attempts to benefit from valuation inefficiencies and underappreciated fundamental prospects present in the marketplace. Items such as free cash flow, earning power, controversy assessment, growth prospects and identification of competitive advantages may be used to help assess a stock's intrinsic worth or the expected value. The strategy invests in stocks priced in the market at a discount to their intrinsic worth or expected value which have a catalyst present to enable higher revaluation.

The fund typically sells a stock when, in the sub-adviser's view, it approaches intrinsic worth or the expected value, a significant deterioration of fundamental expectations develops, the revaluation catalyst becomes impaired based on subsequent events or a better risk/reward opportunity is presented in the marketplace.

BNY Mellon Opportunistic Small Cap Fund | BNY Mellon Opportunistic Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of small cap companies. The fund currently considers small cap companies to be those companies with market capitalizations that fall within the market capitalization range of companies comprising the Russell 2000® Index, the fund's benchmark index. As of November 30, 2024, the market capitalizations of the smallest and largest companies in the index were approximately $10 million and $17.255 billion, respectively, and the weighted average and median market capitalizations of the index were approximately $3.974 billion and $1.065 billion, respectively.

The fund's sub-adviser selects stocks for the fund's portfolio based primarily on bottom-up fundamental analysis. The sub-adviser uses a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of a company's business prospects, estimation of the company's value and the identification of events or a catalyst that could cause the estimated value of the company to change. In general, the fund seeks exposure to securities and sectors that the fund's sub-adviser perceives to be attractive from a valuation and fundamental standpoint.

The fund typically sells a stock when, in the sub-adviser's view, it approaches intrinsic value, a significant deterioration of fundamental expectations develops, the revaluation catalyst becomes impaired based on subsequent events or a better risk/reward opportunity is presented in the marketplace.

BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of growth companies of any size that Newton Investment Management North America, LLC, the fund's sub-adviser, believes to be leading producers or beneficiaries of technological innovation.

In choosing stocks, the fund's sub-adviser looks for technology companies with the potential for strong earnings or revenue growth rates. The fund's investment process centers on a multi-dimensional approach that looks for opportunities across emerging, cyclical or stable growth companies. The fund's investment approach seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product or market cycles and/or favorable valuations. Up to 25% of the fund's assets may be invested in foreign securities.

The fund typically sells a stock when the fund's sub-adviser believes there is a more attractive alternative, or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. The fund also may sell stocks when the sub-adviser's evaluation of a sector has changed.